Intangible Assets, Net (Tables)	12 Months Ended
Dec. 31, 2022
Schedule of Intangible Assets, Net [Abstract]
Schedule of intangible assets, net
	December 31, 2022	December 31, 2021

Copyrights	$2,499	$2,703
Trademarks	16,171	17,503
Software	14,687	-
Less: Accumulated amortization	(2,819)	(143)
	$30,538	$20,063